Segment Information	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Segment information	Segment information
The segment information disclosed in these Consolidated Financial Statements reflects historical results consistent with the identifiable reportable segments of Alcon and financial information that the Chief Operating Decision Maker ("CODM") reviews to evaluate segmental performance and allocate resources among the segments. The CODM is the Executive Committee of Alcon.
The businesses of Alcon are divided operationally on a worldwide basis into two identified reportable segments, Surgical and Vision Care. Alcon's reportable segments are the same as its operating segments as Alcon does not aggregate any operating segments in arriving at its reportable segments. As indicated below, certain income and expenses are not allocated to segments.
Reportable segments are presented in a manner consistent with the internal reporting to the CODM. The reportable segments are managed separately due to their distinct needs and activities for research, development, manufacturing, distribution, and commercial execution.
The Executive Committee of Alcon is responsible for allocating resources and assessing the performance of the reportable segments.
In Surgical, Alcon researches, develops, manufactures, distributes and sells ophthalmic products for cataract surgery, vitreoretinal surgery, refractive laser surgery and glaucoma surgery. The surgical portfolio also includes implantables, consumables and surgical equipment required for these procedures and supports the end-to-end procedure needs of the ophthalmic surgeon.
In Vision Care, Alcon researches, develops, manufactures, distributes and sells daily disposable, reusable, and color-enhancing contact lenses and a comprehensive portfolio of ocular health products, including products for dry eye, glaucoma, contact lens care and ocular allergies, as well as ocular vitamins and redness relievers.
Alcon also provides services, training, education and technical support for both the Surgical and Vision Care businesses.
The basis of preparation described in Note 2, and the selected accounting policies mentioned in Note 3 of these Consolidated Financial Statements, are used in the reporting of segment results.
The Executive Committee of Alcon evaluates segmental performance and allocates resources among the segments primarily based on net sales and segment contribution.
Net identifiable assets are not assigned to the segments in the internal reporting to the CODM, and are not considered in evaluating the performance of the business segments by the Executive Committee of Alcon.
Segment contribution excludes amortization and impairment charges for acquired product rights or other intangibles, general and administrative expenses for corporate activities, spin readiness and separation costs, transformation costs, fair value adjustments of contingent consideration liabilities, past service costs primarily for post-employment benefit plan amendments, and certain other income and expense items.
General & administration (corporate) includes the costs of the Alcon corporate headquarters, including all related corporate function costs. For a portion of the historical comparative periods only, the related corporate function costs were allocated to Alcon from its Former Parent.
Other income and expense items excluded from segment contribution include fair value adjustments of financial assets in the form of options to acquire a company carried at FVPL, net gains and losses on fund investments and equity securities valued at FVPL, restructuring costs, legal provisions and settlements, integration related expenses and other income and expense items not attributed to a specific segment.
Net sales and other revenues by segment

($ millions)	2021	2020	2019
Surgical
Implantables	1,522	1,126	1,210
Consumables	2,388	1,952	2,304
Equipment/other	793	632	660
Total Surgical net sales to third parties	4,703	3,710	4,174
Vision Care
Contact lenses	2,139	1,838	1,969
Ocular health	1,380	1,215	1,219
Total Vision Care net sales to third parties	3,519	3,053	3,188
Total net sales to third parties	8,222	6,763	7,362
Vision Care other revenues	69	70	146
Total net sales and other revenues	8,291	6,833	7,508
Segment contribution and reconciliation to income/(loss) before taxes

($ millions)	2021	2020	2019
Segment contribution:
Surgical	1,184	672	957
Vision Care	604	419	580
Total segment contribution	1,788	1,091	1,537
Not allocated to segments:
Amortization of intangible assets	(590)	(1,078)	(1,084)
Impairment charges on intangible assets	(225)	(167)	—
General & administration (corporate)	(251)	(232)	(216)
Separation costs	(36)	(217)	(237)
Spin readiness costs	—	—	(72)
Transformation costs	(68)	(49)	(52)
Fair value adjustments of contingent consideration liabilities	42	63	75
Past service costs for post-employment benefit plan amendments	18	154	(2)
Other	(98)	(47)	(136)
Operating income/(loss)	580	(482)	(187)
Interest expense	(120)	(124)	(113)
Other financial income & expense	(42)	(29)	(32)
Income/(loss) before taxes	418	(635)	(332)
Included in segment contribution are:

($ millions)	2021	2020	2019
Depreciation of property, plant & equipment:
Surgical	(129)	(122)	(112)
Vision Care	(194)	(171)	(155)
Total depreciation of property, plant & equipment	(323)	(293)	(267)

Depreciation of right-of-use assets:
Surgical	(50)	(47)	(42)
Vision Care	(31)	(32)	(24)
Total depreciation of right-of-use assets	(81)	(79)	(66)

Impairment charges on property, plant & equipment, net:
Surgical	—	(6)	(3)
Vision Care	—	—	(5)
Total impairment charges on property, plant & equipment, net	—	(6)	(8)

Equity-based compensation:
Surgical	(74)	(55)	(55)
Vision Care	(60)	(45)	(44)
Not allocated to segments	(17)	(13)	(15)
Total equity-based compensation	(151)	(113)	(114)
Geographical information
The following table shows the United States, International and countries that accounted for more than 5% of at least one of the respective Alcon totals, for net sales for the years ended December 31, 2021, 2020 and 2019, and for selected non-current assets at December 31, 2021 and 2020:

	Net sales(2)						Total of selected non-current assets(3)
($ millions unless indicated otherwise)(1)	2021		2020		2019		2021		2020

Country
United States	3,651	44%	2,975	44%	3,055	41%	10,200	47%	10,309	47%
International	4,571	56%	3,788	56%	4,307	59%	11,553	53%	11,476	53%
thereof:
Switzerland (country of domicile)	60	1%	55	1%	56	1%	9,762	45%	9,737	45%
Japan	621	8%	650	10%	656	9%	46	—%	63	—%
China	486	6%	383	6%	377	5%	16	—%	16	—%
Other	3,404	41%	2,700	40%	3,218	44%	1,729	8%	1,660	8%
Company total	8,222	100%	6,763	100%	7,362	100%	21,753	100%	21,785	100%
(1)International percentages may not sum due to rounding.
(2)Net sales from operations by location of third-party customer.
(3)Includes property, plant & equipment, right-of-use assets, goodwill and other intangible assets.
No customer accounted for 10% or more of Alcon's net sales.